Investments - Investment income earned and investment expenses incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Gross investment income	$ 1,386	$ 1,239	$ 1,143
Investment expenses	(10)	(9)	(4)
Net investment income	1,376	1,230	1,139
Fixed maturities
Net Investment Income [Line Items]
Gross investment income	1,248	1,138	1,047
Equity securities
Net Investment Income [Line Items]
Gross investment income	24	21	16
Equity in earnings of partnerships and similar investments
Net Investment Income [Line Items]
Gross investment income	22	16	9
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	47	45	42
Policy loans
Net Investment Income [Line Items]
Gross investment income	11	12	12
Real estate and other
Net Investment Income [Line Items]
Gross investment income	$ 34	$ 7	$ 17